Distribution of Profits (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Distribution of Profits [Line Items]
Appropriations to statutory surplus reserve percentage	50.00%
Restricted net assets	¥ 1,244,719	¥ 1,244,719
PRC [Member]
Distribution of Profits [Line Items]
Appropriations to statutory surplus reserve percentage	10.00%
Statutory reserves	¥ 343,026	¥ 343,026